Net Income (Loss) Per Share - Schedule of Anti-dilutive Shares not Included in Calculation of Diluted Net Loss Per Share (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	16,163,598	16,163,598	16,163,598	16,163,598	17,993,152
Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	16,163,598	16,163,598	16,163,598	16,163,598	15,411,033
Ordinary Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	0	0	0	1,967,598
Warrants to purchase convertible preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	0	0	0	614,521